Expenses by Nature	12 Months Ended
Mar. 31, 2021
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Expenses by Nature
6.	Expenses by Nature
The breakdown of expenses by nature is as follows:

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Raw materials and supplies	48,591	55,686	52,336
Employee benefits	34,300	31,888	32,725
Depreciation and amortization	16,280	17,954	18,291
Subcontractor costs	20,618	26,870	28,547